Property, Plant and Equipment (Details) - Schedule of property, plant and equipment ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Abstract]
Building	¥ 12,317		¥ 12,317
Office equipment, furniture and fixtures	131,878		129,848
Motor vehicles	11,228		10,292
Leasehold improvements	24,386		14,284
Total	179,809		166,741
Less: Accumulated depreciation	(139,003)		(128,807)
Property, plant and equipment, net	¥ 40,806	$ 5,862	¥ 37,934